Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net Income	$ 6,115,927	$ 5,810,740	$ 3,791,162
Unrealized Gains On Securities:
Unrealized Holding Gains (Losses) on Securities Available For Sale, Net of Taxes of $15,023; $3,224,059 and $(4,286,481) at December 31, 2015, 2014 and 2013, Respectively	22,905	5,274,829	(7,002,827)
Reclassification Adjustment For Gains Included in Net Income, Net of Taxes of $716,710; $166,011 and $503,813 at December 31, 2015, 2014 and 2013, Respectively	(1,169,371)	(270,860)	(822,010)
Other Comprehensive Income (Loss), Transfers from Held-to-maturity to Available-for-Sale Securities, Net of Tax		0	865,933
Amortization of Unrealized Gains on AFS Securities Transferred to HTM	(67,548)
Other Comprehensive Income (Loss)	(1,214,014)	5,003,969	(6,958,904)
Comprehensive Income (Loss)	$ 4,901,913	$ 10,814,709	$ (3,167,742)